Consolidated Balance Sheets Details (Tables)	12 Months Ended
Mar. 02, 2013
Inventories

Inventories were comprised of the following:

	As at
	March 2,	March 3,
	2013	2012

Raw materials	$588	$771
Work in process	371	520
Finished goods	78	167
Provision for excess and obsolete inventories	(434)	(431)

	$603	$1,027

Property, Plant and Equipment

Property, plant and equipment were comprised of the following:

	As at
	March 2, 2013	March 3, 2012

Cost
Land	$129	$129
Buildings, leasehold improvements and other	1,392	1,386
BlackBerry operations and other information technology	2,440	2,194
Manufacturing equipment, research and development equipment and tooling	486	524
Furniture and fixtures	570	529

	5,017	4,762
Accumulated amortization	2,622	2,029

Net book value	$2,395	$2,733

Intangible Assets

Intangible assets were comprised of the following:

	As at March 2, 2013
	Cost	Accumulated Amortization	Net Book Value

Acquired technology	$455	$262	$193
Intellectual property	4,382	1,127	3,255

	$4,837	$1,389	$3,448

	As at March 3, 2012
	Cost	Accumulated Amortization	Net Book Value

Acquired technology	$397	$182	$215
Intellectual property	4,217	1,146	3,071

	$4,614	$1,328	$3,286

Changes to Carrying Amount of Goodwill

Changes to the carrying amount of goodwill during the fiscal year ended March 2, 2013 were as follows:

	Accumulated
	Gross Amount	Impairment Losses	Net Amount

Balance as at February 26, 2011	508	—	508

Goodwill acquired through business combinations during the year	151	(355)	(204)

Balance as at March 3, 2012	659	(355)	304

Goodwill acquired through business combinations during the year	31	—	31
Goodwill impairment charge	—	(335)	(335)

Balance as at March 2, 2013	$690	$(690)	$—

Accrued Liabilities

Accrued liabilities were comprised of the following:

	As at
	March 2, 2013	March 3, 2012

Marketing costs	$99	$367
Vendor inventory liabilities	130	279
Warranty	318	408
Royalties	501	382
Carrier liabilities	141	524
Other	653	422

	$1,842	$2,382